COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer Concentration Risk | Revenue | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	34.00%
Customer Concentration Risk | Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%
Customer Concentration Risk | Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%
Supplier Concentration Risk | Inventories | Vendor A
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%	24.00%
Supplier Concentration Risk | Inventories | Vendor B
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	0.00%